Reconciliation of net cash flow to movement in net debt - Summary of Net Debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net debt, at beginning of year, as adjusted	£ (13,095)	£ (15,040)	£ (17,197)
Increase/(decrease) in cash and bank overdrafts	(177)	599	(468)
Decrease in liquid investments	(11)	(21)	(72)
Repayment of long-term loans	1,400	1,615	2,260
Issue of long-term notes	(1,979)	(1,075)	(223)
Net decrease/(increase) in short-term loans	(1,085)	811	333
Increase in other short-term loans	(130)	(266)	0
Repayment of other short-term loans	288	81	0
Repayment of lease liabilities	241	226	197
Net investments/(debt) of subsidiary undertakings acquired	(1)	0	50
Exchange adjustments	241	117	554
Other non-cash movements	(145)	(142)	(474)
Decrease/(increase) in net debt	(1,358)	1,945	2,157
Total net debt at end of year	£ (14,453)	£ (13,095)	(15,040)
Repayments of current portion of noncurrent borrowings			£ 2,116
Maturity, greater than three months, short term borrowings	3 months